ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial statement amounts and balances of the VIEs (Details) ¥ in Thousands, $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 6,173	$ 210,283		¥ 468,547	¥ 1,445,802
Restricted cash		82,582		487,882	567,794
Funds receivable from third party payment service providers		20,744		132,479	142,622
Accounts receivable and contract assets, net		260,599		327,103	1,791,745
Financial assets receivable, net		173,605		270,122	1,193,621
Security deposit prepaid to third-party guarantee companies		115,730			795,700
Amounts due from related parties		70,436		105,219	484,286
Loans receivable, net		118,018		1,192,307	811,433
Prepaid expenses and other assets		15,855		33,907	109,016
Property and equipment, net		999		5,994	6,869
Intangible assets		123		262	847
Deferred tax assets				75,536
TOTAL ASSETS		1,068,974		3,099,358	7,349,735
LIABILITIES
Guarantee liabilities	5,768	203,501		300,942	1,399,174
Accrued expenses and other current liabilities		75,479		96,737	518,955
Income tax payable		62,841		115,325	432,066
Other tax payable		23,922		31,329	164,478
Amount due to a subsidiary		11,456		1,283,970	78,767
Deferred tax liabilities		2,292			15,758
TOTAL LIABILITIES		423,174		2,365,209	2,909,539
Net (loss) income	(20,716)	173,558	¥ 1,193,311	164,865
Net cash (used in) provided by operating activities	(68,486)	41,468	285,116	(110,974)
Net cash used in investing activities	(2,391)	47,654	327,649	(1,204,269)
Net cash provided by (used in) financing activities	77,050	$ 66,531	457,430	2,265,499
Consolidated VIEs
ASSETS
Cash and cash equivalents				468,547	1,108,779
Restricted cash				391,748	561,652
Funds receivable from third party payment service providers				132,479	142,622
Accounts receivable and contract assets, net				327,103	1,791,745
Financial assets receivable, net				270,122	1,193,621
Security deposit prepaid to third-party guarantee companies					795,700
Amounts due from related parties				105,219	484,286
Loans receivable, net				281,633	317,551
Prepaid expenses and other assets				33,907	105,016
Property and equipment, net				5,994	6,869
Intangible assets				262	847
Deferred tax assets				75,536
TOTAL ASSETS				2,092,550	6,508,688
LIABILITIES
Guarantee liabilities				300,942	1,399,174
Accrued expenses and other current liabilities				96,675	506,735
Income tax payable				115,325	431,998
Other tax payable				31,027	164,181
Amount due to a subsidiary				800,825	74,733
Deferred tax liabilities					15,758
TOTAL LIABILITIES				1,344,794	¥ 2,592,579
Net revenue	1,658		4,375,412	777,353
Net (loss) income	(20,716)		1,247,147	167,425
Net cash (used in) provided by operating activities	(68,486)		303,626	(110,884)
Net cash used in investing activities	(2,391)		(199,576)	(287,994)
Net cash provided by (used in) financing activities	¥ 77,050		¥ (543,052)	¥ 1,253,000
Percentage of consolidated revenues	100.00%	98.00%	98.00%	99.00%
Percentage of consolidated total assets		89.00%	89.00%	68.00%
Percentage of consolidated total liabilities		89.00%	89.00%	57.00%